Additional Financial Information of Parent Company - Financial Statements Schedule I	12 Months Ended
Dec. 31, 2022
Additional Financial Information of Parent Company - Financial Statements Schedule I
Additional Financial Information of Parent Company - Financial Statements Schedule I

Additional Financial Information of Parent Company – Financial Statements Schedule I

The following Schedule I has been provided pursuant to the requirements of Rules 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented, as the restricted net assets was more than 25% of the Company’s consolidated net assets as of December 31, 2022.

a) Condensed Balance Sheets (Amount in Thousands, Except Share and Per Share Data)

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Assets
Current assets
Cash and cash equivalents	224,145	349,845	50,723
Amounts due from related parties	760	823	119
Total current assets	224,905	350,668	50,842
Investments in subsidiaries and VIEs	8,538,829	9,636,776	1,397,199
Investments in affiliates	301,509	361,831	52,461
Other non-current assets	637	724	105
Total assets	9,065,880	10,349,999	1,500,607
Liabilities and Equity
Current liabilities
Contingent liabilities	433,345	469,018	68,001
Amounts due to subsidiaries and VIEs	575,428	467,178	67,734
Other current liabilities	16,332	8,107	1,175
Total liabilities	1,025,105	944,303	136,910
Shareholder’s equity
Ordinary shares (US$0.0005 par value): 91,394,900 Class A ordinary shares authorized, 22,683,970 shares issued and 21,764,455 shares outstanding as of December 31, 2021 and 100,000,000 ordinary shares authorized, 31,945,575 shares issued and 31,301,932 shares outstanding as of December 31, 2022	76	105	15
8,605,100 shares and nil Class B ordinary shares authorized, 8,315,000 and nil shares issued and outstanding as of December 31, 2021 and 2022, respectively	28	—	—
Treasury stock (919,515 and nil ordinary shares as of December 31, 2021 and 2022, respectively)	(541,379)	—	—
Additional paid-in capital	3,534,741	3,803,183	551,410
Retained earnings	5,187,323	5,604,954	812,642
Accumulated other comprehensive loss	(140,014)	(2,546)	(370)
Total shareholders’ equity	8,040,775	9,405,696	1,363,697
Total liabilities and shareholders’ equity	9,065,880	10,349,999	1,500,607

b) Condensed Statements of Operations (Amount in Thousands)

	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Net revenues	—	—	—	—
Operating cost and expenses
Selling expenses	356	285	2,838	411
General and administrative expenses	5,588	41,955	16,948	2,457
Other operating expenses	—	—	12,516	1,815
Total operating cost and expenses	5,944	42,240	32,302	4,683
Loss from operations	(5,944)	(42,240)	(32,302)	(4,683)
Other income (expenses):
Interest income	20,545	2,266	4,250	616
Interest expenses	—	—	—	—
Settlement expenses	(1,828,907)	(19,908)	—	—
Other income (expenses)	14,713	(4,211)	11,083	1,607
Total other (expenses) income	(1,793,649)	(21,853)	15,333	2,223
Loss before taxes and income from equity in affiliates, subsidiaries and VIEs	(1,799,593)	(64,093)	(16,969)	(2,460)
Income tax expenses	(3,058)	—	—	—
Income from equity in affiliates	78,768	68,388	51,459	7,461
Income from equity in subsidiaries and VIEs	978,658	1,309,836	942,081	136,586
Net (loss) income	(745,225)	1,314,131	976,571	141,587

c) Condensed Statements of Comprehensive (Loss) Income (Amount in Thousands)

	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Net (loss) income	(745,225)	1,314,131	976,571	141,587
Other comprehensive (loss) income, net of tax
Foreign currency translation adjustments	(176,934)	(60,900)	137,468	19,932
Fair value fluctuation of available-for-sale investment, net of tax of nil	771	—	—	—
Total other comprehensive (loss) income, net of tax	(176,163)	(60,900)	137,468	19,932
Comprehensive (loss) income	(921,388)	1,253,231	1,114,039	161,519

d) Condensed Statements of Cash Flows (Amount in Thousands)

	Year ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net (loss) income	(745,225)	1,314,131	976,571	141,587
Adjustments to reconcile net income to net cash provided by operating activities:
Income from equity in subsidiaries and VIEs, net of dividends	(978,658)	(1,309,836)	(942,081)	(136,586)
Income from equity in affiliates, net of dividends	(58,913)	(28,606)	(41,385)	(6,000)
Share-based settlement expense	1,290,811	19,908	—	—
Changes in operating assets and liabilities:
Amounts due from subsidiaries and VIEs	356,685	—	—	—
Amounts due from related parties	(94)	18	(63)	(9)
Amounts due to subsidiaries and VIEs	56,937	28,584	52,262	7,577
Other current assets	(31,417)	40,772	—	—
Deferred tax assets	1,226	—	—	—
Contingent liabilities	530,433	(11,398)	—	—
Other current liabilities	(10,249)	11,828	(31,336)	(4,543)
Other non-current liabilities	908	(2,276)	—	—
Net cash provided by operating activities	412,444	63,125	13,968	2,026
Cash flows from investing activities:
Increase in investments in subsidiaries and VIEs	(43,690)	(1,120,785)	(17,492)	(2,536)
Capital return from investments in affiliates	101,114	—	—	—
Net cash provided by (used in) investing activities	57,424	(1,120,785)	(17,492)	(2,536)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options	33,372	11,114	1,493	216
Proceeds from advances from subsidiaries	—	537,604	287,876	41,738
Repayment of advances from subsidiaries	—	(82,481)	(448,387)	(65,010)
Payment for repurchase of ordinary shares	(281,610)	(372,376)	—	—
Proceeds from offering, net of issuance cost	—	—	247,015	35,814
Net cash (used in) provided by financing activities	(248,238)	93,861	87,997	12,758
Effect of exchange rate changes	(111,190)	(171,897)	41,227	5,977
Net increase (decrease) in cash and cash equivalents	110,440	(1,135,696)	125,700	18,225
Cash and cash equivalents - beginning of year	1,249,401	1,359,841	224,145	32,498
Cash and cash equivalents - end of year	1,359,841	224,145	349,845	50,723

e) Notes to Condensed Financial Statements

1.

The condensed financial statements of Noah Holdings Limited have been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in subsidiaries and VIEs. Such investment in subsidiaries and VIEs are presented on the balance sheets as investment in subsidiaries and VIEs and the profit of the subsidiaries and VIEs is presented as income from equity in subsidiaries and VIEs on the statement of operations.

2.

As of December 31, 2021 and 2022, there were no material contingencies, significant provisions of long-term obligations of the Company, except for those which have been separately disclosed in the consolidated financial statements.

3.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.